GOLDMAN SACHS ETF TRUST

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

Goldman Sachs ActiveBeta® Europe Equity ETF

Goldman Sachs ActiveBeta® International Equity ETF

Goldman Sachs ActiveBeta® Japan Equity ETF

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

Goldman Sachs Equal Weight U.S. Large Cap Equity ETF

Goldman Sachs Hedge Industry VIP ETF

Goldman Sachs Innovate Equity ETF

Goldman Sachs JUST U.S. Large Cap Equity ETF

Goldman Sachs MarketBeta® International Equity ETF

Goldman Sachs MarketBeta® Emerging Market Equity ETF

Goldman Sachs MarketBeta® International Small Cap Equity ETF

Goldman Sachs MarketBeta® U.S. Equity ETF

Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF

Goldman Sachs Bloomberg Clean Energy Equity ETF

Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF

(the “Funds”)

Supplement dated June 17, 2022 to the

Prospectus, Summary Prospectuses and Statement of Additional Information (“SAI”), dated December 29, 2021; December 9, 2021; and February 3, 2022, as applicable, as supplemented to date

Effective immediately, Matthew Maillet will no longer serve as a portfolio manager for the Funds.

Accordingly, effective immediately, the Funds’ disclosures are modified as follows:

All references to Mr. Maillet in the Prospectus, Summary Prospectuses and SAI are deleted in their entirety.

This Supplement should be retained with your Prospectus, Summary Prospectuses and SAI for future reference.

GSETFTBDSTK 06-22